Fees Summary	Jul. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,247,950.00
Total Fee Amount	2,520.05
Total Offset Amount	0.00
Net Fee	$ 2,520.05
Offering Table N/A
Offset Table N/A	N/A